Realized Gains on Sales of Investments, Net	12 Months Ended
Dec. 31, 2023
Realized Gains on Sales of Investments, Net [Abstract]
Realized gains on sales of investments, net
23	Realized gains on sales of investments, net

The gross realized gains on sales of investments are RMB57,368,616, RMB28,330,375 and RMB38,169,360 for the years ended December 31, 2021, 2022 and 2023, respectively. The gross realized losses on sales of investments are RMB38,198,180, RMB7,763,703 and RMB31,620,876 for the years ended December 31, 2021, 2022 and 2023, respectively.